UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 7, 2005

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		51

FORM 13F Information Table Value Total:	$141,946,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1799    39720 SH       SOLE                    39720
ASML Holding N V ADR           COM              N07059111     4493   272116 SH       SOLE                    78071            194045
ATMI Inc.                      COM              00207R101      353    11395 SH       SOLE                      395             11000
Adobe                          COM              00724F101     1304    43681 SH       SOLE                     2587             41094
Affymetrix                     COM              00826T108     3614    78180 SH       SOLE                    10970             67210
Altria Group, Inc.             COM              718154107      278     3767 SH       SOLE                     3767
Amdocs                         COM              G02602103     3648   131540 SH       SOLE                    24085            107455
Applied Signal Tech.           COM              038237103     2614   137001 SH       SOLE                    20130            116871
BJ's Restaurants Inc.          COM              09180C106     1928    94350 SH       SOLE                    18860             75490
Barr Pharmaceuticals, Inc.     COM              068306109     5037    91721 SH       SOLE                     1765             89956
Bio Reference Lab              COM              09057G602     1211    70037 SH       SOLE                     7227             62810
Biovail Corporation            COM              09067J109     7564   323676 SH       SOLE                    88856            234820
Blue Earth Refineries          COM              G11999102      824   457547 SH       SOLE                   145753            311794
Brigham Exploration            COM              109178103      412    32080 SH       SOLE                     2190             29890
CR Bard                        COM              067383109     4829    73126 SH       SOLE                    14611             58515
China Medical Technology ADS   COM              169483104      448    20372 SH       SOLE                     9967             10405
Dell Inc.                      COM              247025109      775    22657 SH       SOLE                    22657
Ditech                         COM              25500M103      370    54885 SH       SOLE                                      54885
Federal Nat'l Mtg.             COM              313586109      213     4760 SH       SOLE                     4760
Flir Systems                   COM              302445101     6123   207075 SH       SOLE                    42803            164272
Fuelnation, Inc.               COM              359528205       29    41980 SH       SOLE                    41980
General Electric               COM              369604103      874    25962 SH       SOLE                    25962
Headwaters, Inc.               COM              42210P102     3162    84550 SH       SOLE                    17960             66590
Home Depot                     COM              437076102      286     7500 SH       SOLE                     7500
IVAX Corp                      COM              465823102     1225    46476 SH       SOLE                                      46476
Inksure Technology             COM              45727E106       91    23415 SH       SOLE                                      23415
Intel Corp.                    COM              458140100      863    35007 SH       SOLE                    35007
Jamdat Mobile                  COM              47023T100      242    11531 SH       SOLE                      811             10720
Jetblue Airways                COM              477143101     1726    98045 SH       SOLE                    21861             76184
KHD Humboldt Wedag Inter'l Ltd COM              482462108     9157   366997 SH       SOLE                   121560            245437
KV Pharmaceutical Cl A         COM              482740206     8224   462799 SH       SOLE                   101344            361455
Kensey Nash Corp.              COM              490057106     6892   224801 SH       SOLE                    46354            178447
L3 Communications Hldg         COM              502424104     5845    73920 SH       SOLE                    15068             58852
Lehman Brothers Hldgs          COM              524908100     3985    34210 SH       SOLE                                      34210
Monro Muffler Brake Inc        COM              610236101      589    22407 SH       SOLE                     1597             20810
Mymetics Corp                  COM              62856A102       15   279913 SH       SOLE                   131357            148556
NII Holdings                   COM              62913F201     6810    80641 SH       SOLE                    17312             63329
Namtai Electronics             COM              629865205     2514    98878 SH       SOLE                    28036             70842
Nextel Partners                COM              65333F107     4239   168880 SH       SOLE                                     168880
Novellus Systems               COM              670008101     4252   169526 SH       SOLE                    36006            133520
PetSmart Inc.                  COM              716768106     3493   160374 SH       SOLE                    20804            139570
Pfizer                         COM              717081103      438    17547 SH       SOLE                    17547
QUALCOMM                       COM              747525103     2134    47678 SH       SOLE                    47678
Quest Diagnostics              COM              74834L100      743    14708 SH       SOLE                      188             14520
Safenet Inc.                   COM              78645R107    10052   276851 SH       SOLE                    59442            217409
Scientific Games               COM              80874P109     8231   265519 SH       SOLE                    48686            216833
Spatialight, Inc.              COM              847248101       75    17190 SH       SOLE                     1180             16010
Sprint Nextel Corp.            COM              852061100     1047    44047 SH       SOLE                    44047
Staples Inc.                   COM              855030102     2741   128565 SH       SOLE                    29303             99262
Symantec Corp                  COM              871503108     3374   148899 SH       SOLE                    16193            132706
Zoll Medical                   COM              989922109      760    28983 SH       SOLE                      533             28450